UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

              Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ];     Amendment Number:

This Amendment (check only one):     [  ] is a restatement
                                     [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:        First Trust Bank
Address:     P.O. Box N-7776
             Lyford Cay, Nassau, Bahamas


Form 13F File Number:     028-12532


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Betty A. Roberts

Title:     Chief Executive Officer

Phone:     242-362-4904


Signature, Place and Date of Signing:

  /s/ Betty A. Roberts         Lyford Cay, Nassau, Bahamas    October 29, 2012

          [Signature]            [City, State]                     [Date]


Report Type (Check only one)

[ ]      13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)
[ ]      13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X]      13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number     Name

28-10874                 Steinberg Global Asset Management, Ltd.
28-05601                 Thomas White International, Ltd.
28-10411                 Aegis Financial Corp.
28-01260                 First Manhattan Co.
28-13078                 Edinburgh Partners Ltd.
28-10104                 Altrinsic Global Advisors, LLC
28-05163                 Kinetics Asset Management, Inc.
28-10309                 DSM Capital Partners
28-04825                 Baillie Gifford & Co.
28-04121                 Davis Selected Advisers, LP
28-05990                 Acadian Asset Management LLC
28-14100                 Sanders Capital, LLC
28-05620                 Brandes Investment Partners, LP
28-10968                 Epoch Investment Partners, Inc.

                             FORM 13F SUMMARY PAGE
Report Summary:

           Number of Other Included Managers:             0

           Form 13F Information Table Entry Total:       21

           Form 13F Information Table Value Total:   $120,488
                                                    (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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

                             FORM 13F INFORMATION TABLE

Column 1         Column 2   Column 3   Column 4   Column 5     Column 6  Column 7                     Column 8

                                                  Shares or
                 Title of              Value      Principal    SH/      PUT/  Investment  Other        Voting Authority
Name of Issuer   Class      Cusip      (x$1,000)  Amount       PRN      CALL  Discretion  Managers    Sole   Shared   None

AGRIUM INC       COM        008916108     7,183      69,432    SH              Sole        None       69,432

ALPS ETF TR     ALERIAN
                 MLP        00162Q866     6,131     370,000    SH              Sole        None      370,000

AMERICAN
EXPRESS CO       COM        025816109     5,117      90,000    SH              Sole        None       90,000

BERKSHIRE
HATHAWAY
INC DEL          CL A       084670108    13,270         100    SH              Sole        None          100

CANADIAN
NAT RES LTD      COM        136385101     3,750     121,806    SH              Sole        None      121,806

CEMEX SAB       SPON ADR
DE CV            NEW        151290889     2,499     300,000    SH              Sole        None      300,000

CLOUD PEAK
ENERGY INC       COM        18911Q102     5,201     287,340    SH              Sole        None      287,340

EBAY INC         COM        278642103     6,288     130,000    SH              Sole        None      130,000

GENERAL
MTRS CO          COM        37045V100     4,004     176,000    SH              Sole        None      176,000

GOOGLE INC       CL A       38259P508     6,036       8,000    SH              Sole        None        8,000

INTERNATIONAL
BUSINESS MACHS   COM        459200101     8,298      40,000    SH              Sole        None       40,000

INVESCO LTD      SHS        G491BT108     3,143     125,760    SH              Sole        None      125,760

ISHARES SILVER
TRUST           ISHARES     46428Q109     3,348     100,000    SH              Sole        None      100,000

JOHNSON
CTLS INC         COM        478366107     2,740     100,000    SH              Sole        None      100,000

MASTERCARD INC   CL A       57636Q104    13,544      30,000    SH              Sole        None       30,000

MICROSOFT
CORP             COM        594918104     6,767     227,400    SH              Sole        None      227,400

POSCO            SPONSORED
                 ADR        693483109     4,338      53,200    SH              Sole        None       53,200

TWO HBRS
INVT CORP        COM        90187B101     5,464     465,000    SH              Sole        None      465,000

TYSON
FOODS INC        CL A       902494103     1,778     111,000    SH              Sole        None      111,000

WELLS FARGO
& CO NEW         COM        949746101     9,271     268,500    SH              Sole        None      268,500

WESTERN UN CO    COM        959802109     2,318     127,200    SH              Sole        None      127,200


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